Revenue - Summary of Contract Balances (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure Of Contract Balance [Abstract]
Trade notes and accounts receivable, net	$ 24,672	$ 803	$ 23,947	$ 22,622
Contract assets
Products and service bundling	7,956		7,197	7,232
Others	1,256		983	612
Less : Loss allowance	(19)		(18)	(18)
Contract assets	9,193		8,162	7,826
Current Contract Assets	6,056	197	5,554	5,331
Noncurrent Contract Assets	3,137	102	2,608	2,495
Contract liabilities
Telecommunications business	14,081		13,144	13,602
Project business	6,586		5,435	6,687
Products and service bundling	9		4	16
Others	388		491	421
Contract liabilities	21,064		19,074	20,726
Current Contract Liabilities	13,390	436	12,234	13,437
Noncurrent Contract Liabilities	7,674	$ 250	6,840	7,289
Contract liabilities	$ 21,064		$ 19,074	$ 20,726